Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Non-current assets
Goodwill	€ 31,884	€ 31,731
Other intangible assets	21,360	21,818
Property, plant and equipment	40,804	41,243
Investments in associates and joint ventures	4,268	4,670
Other investments	1,073	925
Deferred tax assets	19,089	21,569
Post employment benefits	555	60
Trade and other receivables	6,383	4,777
Total non-current assets	125,416	126,793
Current assets
Inventory	836	676
Taxation recoverable	296	434
Trade and other receivables	11,019	10,923
Other investments	7,931	9,159
Cash and cash equivalents	7,496	5,821
Total current assets	27,578	27,013
Assets held for sale	959	1,257
Total assets	153,953	155,063
Equity
Called up share capital	4,797	4,797
Additional paid-in capital	149,018	150,812
Treasury shares	(7,278)	(6,172)
Accumulated losses	(122,118)	(121,587)
Accumulated other comprehensive income	30,268	27,954
Total attributable to owners of the parent	54,687	55,804
Non-controlling interests	2,290	2,012
Total equity	56,977	57,816
Non-current liabilities
Borrowings	58,131	59,272
Deferred tax liabilities	520	2,095
Post employment benefits	281	513
Provisions	1,881	1,747
Trade and other payables	2,516	4,909
Total non-current liabilities	63,329	68,536
Current liabilities
Borrowings	11,961	8,488
Financial liabilities under put option arrangements	494	492
Taxation liabilities	864	769
Provisions	667	892
Trade and other payables	19,661	18,070
Total current liabilities	33,647	28,711
Total equity and liabilities	€ 153,953	€ 155,063